LEASES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Term of Contract	5 years	5 years
Lessee, Operating Lease, Renewal Term	3 years	3 years
Applicable Federal Rate	3.00%	3.00%